Accounting Principles and Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of accounting principles and policies [line items]
Provisions related to legal and other disputes	£ 0
Top of range [member]
Disclosure of accounting principles and policies [line items]
Lease liability on leases with annual payments	2,000,000
Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Lease liability on leases with annual payments	£ 2,000,000
Licences and franchises [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	20 years
Amortised brands [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	20 years
ERP software systems [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	ten years
ERP software systems [member] | Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Seven years
Other computer software [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	five years
Other computer software [member] | Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Three years